Note 13 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
	December 31,	December 31,
	2022	2021
Basic weighted average number of shares outstanding	98,420,906	95,181,258
Effect of dilutive common share equivalents (1)	136,709	278,257
Diluted weighted average number of shares outstanding	98,557,615	95,459,515
Antidilutive securities (1)	1,339,621	1,758,913

Disclosure of number and weighted average exercise prices of share options [text block]
		Weighted		Weighted
	Year ended	average	Year ended	average
	December 31,	exercise price	December 31,	exercise price
	2022	(C$/option)	2021	(C$/option)

Outstanding, beginning of year	988,727	16.77	1,018,067	16.07
Granted	230,089	18.86	100,000	22.40
Exercised for cash	(100,678)	13.79	(75,066)	16.48
Exercised cashless	(105,344)	16.52	(54,274)	14.44

Outstanding, end of year	1,012,794	17.56	988,727	16.77

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	December 31,	December 31,
	2022	2021
Risk-free interest rate	2.58%	0.53%
Expected volatility	61%	58%
Expected dividend yield	nil	nil
Expected life (years)	3	3

Disclosure of range of exercise prices of outstanding share options [text block]
Exercise price	Number	Number	Weighted average remaining
(C$/option)	outstanding	exercisable	contractual life (years)
12.75	1,565	1,565	1.85
13.46	219,213	219,213	1.28
14.98	261,774	165,008	2.16
17.02	100,000	-	4.38
20.20	120,898	-	4.27
21.26	50,000	16,666	3.92
21.29	9,191	-	4.27
21.57	200,153	133,434	2.94
23.53	50,000	16,667	3.05
12.75 - 23.53	1,012,794	552,553	2.74

Exercise price	Number	Number	Weighted average remaining
(C$/option)	outstanding	exercisable	contractual life (years)
21.40	1,706	1,706	1.55
21.68 - 21.93	9,986	9,986	1.62
25.80	4,264	4,264	1.05
26.37 - 26.41	11,090	11,090	0.97
39.86 - 39.91	14,070	14,070	0.56
21.40 - 39.91	41,116	41,116	1.02

Disclosure of range of exercise prices of outstanding warrants [text block]

Exercise price	Number	Number	Weighted average remaining
(C$/warrant)	outstanding	exercisable	contractual life (years)
35.17	10,893	10,893	0.52
35.18	1,599	1,599	0.52
35.21	6,177	6,177	0.52
35.27	319	319	0.52
35.29	102	102	0.52
35.17 - 35.29	19,090	19,090	0.52